Supplement to the
Fidelity's Michigan
Municipal Funds
February 27, 2005
Prospectus

Effective August 15, 2005, Spartan Michigan Municipal Income Fund will be renamed Fidelity Michigan Municipal Income Fund. All references to Spartan Michigan Municipal Income Fund throughout this prospectus should be replaced with Fidelity Michigan Municipal Income Fund.

Shareholder Meetings. On or about January 18, 2006, meetings of the shareholders of the funds will be held to elect the Board of Trustees. Shareholders of record on November 21, 2005 are entitled to vote at the meetings.

For more detailed information concerning the proposal under consideration, please contact Fidelity at 1-800-544-3198, to request a free copy of the proxy statement.

MIS/MIF-05-02 November 21, 2005
1.475738.119

Supplement to the
Fidelity's Ohio
Municipal Funds
February 27, 2005
Prospectus

Effective August 15, 2005, Spartan Ohio Municipal Income Fund will be renamed Fidelity Ohio Municipal Income Fund. All references to Spartan Ohio Municipal Income Fund throughout this prospectus should be replaced with Fidelity Ohio Municipal Income Fund.

Shareholder Meetings. On or about January 18, 2006, meetings of the shareholders of the funds will be held to elect the Board of Trustees. Shareholders of record on November 21, 2005 are entitled to vote at the meetings.

For more detailed information concerning the proposal under consideration, please contact Fidelity at 1-800-544-3198, to request a free copy of the proxy statement.

OFS/OFR-05-02 November 21, 2005
1.475823.118

Supplement to the
Fidelity's Pennyslvania Municipal Funds
February 27, 2005
Prospectus

Effective August 15, 2005, Spartan Pennsylvania Municipal Income Fund will be renamed Fidelity Pennsylvania Municipal Income Fund. All references to Spartan Pennsylvania Municipal Income Fund throughout this prospectus should be replaced with Fidelity Pennsylvania Municipal Income Fund.

Shareholder Meetings. On or about January 18, 2006, meetings of the shareholders of the funds will be held to vote on various proposals. Shareholders of record on November 21, 2005 are entitled to vote at the meetings.

For more detailed information concerning the proposals under consideration, please contact Fidelity at 1-800-544-3198, to request a free copy of the proxy statement.

PFR-05-02 November 21, 2005
1.479534.121